FT Vest U.S. Small Cap Moderate Buffer ETF - May Annual Total Returns	12 Months Ended
Dec. 31, 2024
FT Vest U.S. Small Cap Moderate Buffer ETF - May | FT Vest U.S. Small Cap Moderate Buffer ETF - May
Prospectus [Line Items]
Annual Return [Percent]	12.61%